Equity - Schedule of Consolidation Elimination Adjustments (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary Statements of Financial Position
Total net assets (liabilities)	$ 3,326,338	$ 3,437,560
Accumulated non-controlling interest	94,445	218,082	$ 217,280	$ 238,969
Non controlling Interest [Member]
Summary Statements of Financial Position
Accumulated non-controlling interest	94,445	218,082	217,280
Banco CorpBanca Colombia S.A [member] | Non controlling Interest [Member]
Summary Statements of Financial Position
Current assets	5,383,819	4,669,275	4,589,487
Current liabilities	(3,112,252)	(3,523,186)	(3,939,253)
Net current assets (liabilities)	2,271,567	1,146,089	650,234
Non-current assets	1,174,958	1,664,700	1,690,890
Non-current liabilities	(2,729,714)	(2,160,781)	(1,697,961)
Net non-current assets (liabilities)	(1,554,756)	(496,081)	(7,071)
Total net assets (liabilities)	716,811	650,008	643,163
Accumulated non-controlling interest	$ 93,967	$ 217,673	$ 216,883